Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	3,800,000,000	3,800,000,000
Ordinary shares, shares issued	1,559,576,960	1,559,576,960
Ordinary shares, shares outstanding	1,371,643,240	1,371,643,240